Submission	Aug. 21, 2025
Submission [Line Items]
Central Index Key	0001812554
Registrant Name	Blue Owl Credit Income Corp.
Registration File Number	333-280508
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A